Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.086	$ 0.086
Preferred Stock, Shares Authorized	750,000,000	750,000,000
Preferred Stock, Shares Issued	0	395,640
Preferred Stock, Shares Outstanding	0	395,640
Common stock, at par value	$ 0.086	$ 0.086
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	10,956,109	4,241,028
Common stock, shares outstanding	10,956,109	4,241,028
Common stock issuable, shares	0	23,341